Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2025 USD ($)
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	¥ (107,133)	$ (15,476)	¥ (35,059)		¥ (39,294)
Deferred tax liabilities	(79,014)		(65,056)				$ (11,414)
Deferred tax assets	337,370		410,728				48,733
Net deferred tax assets	258,356		345,672				37,319
Property, plant and equipments [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	(29,436)	(4,252)	41,556		(22,282)
Deferred tax liabilities	(62,820)		(33,384)				(9,074)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	0	0	0		3,033
Deferred tax liabilities	0		0				0
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	(33,251)	(4,803)	(15,541)	[1]	(14,457)	[1]
Deferred tax liabilities	(78,813)		(64,717)	[1]			(11,384)
Write-down of inventories [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	(10,495)	(1,516)	1,512		7,617
Deferred tax assets	28,137		38,632				4,064
Impairment losses on trade receivables [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	28,916	4,177	25,114		355
Deferred tax assets	61,456		32,540				8,877
Accruals [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	(37,977)	(5,486)	(65,540)		(2,505)
Deferred tax assets	128,762		166,623				18,600
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	(53,370)	(7,709)	46,211		23,416
Deferred tax assets	72,737		126,107				10,507
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	28,480	4,113	44,230		(7,325)
Deferred tax assets	108,897		79,871				15,729
Losses available for offsetting against future taxable income [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax (expenses)/benefits	0	$ 0	(112,601)		¥ (27,146)
Net deferred tax assets	¥ 0		¥ 0				$ 0

[1]	The movement of PRC withholding tax on dividend income is as follows: